SHARE-BASED COMPENSATION - Restricted share units under 2015 and 2020 plan (Details) - Restricted share units ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 CNY (¥) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at the beginning of the period (in shares) | shares	20,437,584
Granted (in shares) | shares	13,178,072
Vested (in shares) | shares	(6,553,603)
Forfeited (in shares) | shares	(7,432,124)
Nonvested the end of the period (in shares) | shares	19,629,929		20,437,584
Expected to vest | shares	19,629,929	19,629,929
Grant Date Fair Value
Nonvested at the beginning of the period (in dollars per share) | $ / shares		$ 4.98
Granted (in dollars per share) | $ / shares		2.02
Vested (in dollars per share) | $ / shares		4.67
Forfeited (in dollars per share) | $ / shares		4.19
Nonvested at the ending of the period (in dollars per share) | $ / shares		3.39
Expected to vest (in dollars per share) | $ / shares		$ 3.39
Stock-based compensation expense | ¥	¥ 183,798		¥ 146,996	¥ 185,138
Total fair value of restricted share units vested | ¥	214,134		¥ 115,893	¥ 79,876
Unrecognized compensation expense | ¥	¥ 465,812	$ 465,812
Weighted average remaining service period	2 years 11 months 12 days